Other long-term debt (Schedule of Other Long Term Debt) (Details) - USD ($)			1 Months Ended	12 Months Ended
		Mar. 14, 2016	Jan. 27, 2016	Dec. 31, 2016	Dec. 31, 2015	May 09, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Other long-term debt				$ 974,791,324	$ 897,503,703
Land use right securing other long-term bank loan					43,276,457
Restricted cash				328,499,059	363,137,210
Beijing Ruihao Rongtong Real Estate Co., Ltd. [Member]
Debt Instrument [Line Items]
Land use right securing other long-term bank loan				$ 76,002,595	0		$ 0
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				65.00%
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. (“Jinan Wanzhuo”) [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				95.00%
Henan Quansheng [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent						90.00%
Zhengzhou Shengdao Real Estate Co., Ltd. [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				80.00%
Kent EB-5 LLC [Member]
Debt Instrument [Line Items]
Loan facility, maximum borrowing amount				$ 60,000,000
Shandong Xinyuan Renju Real Estate Co Ltd [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				100.00%
Equity Method Investment, Ownership Percentage				100.00%
Changsha Xinyuan Wanzhuo Real Estate Co. Ltd [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				100.00%
Equity Method Investment, Ownership Percentage				100.00%
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt				$ 1,597,246,245	1,258,602,780
Total				1,597,246,245	1,258,602,780
Less: current portion of other long term debt				622,454,921	348,594,822
Other long-term debt				974,791,324	910,007,958
Land use right securing other long-term bank loan				91,648,575	128,389,745
Land use right securing long-term debt				250,459,922	731,783,438
Real estate properties held for lease securing debt				23,696,316	36,550,198
Real estate properties held for sale securing debt				13,437,413	0
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt				$ 0	190,519,754
Maturity date				May 03, 2018
Stated rate				13.25%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt				$ 187,314,242	200,000,000
Maturity date				Jun. 06, 2019
Stated rate				13.00%
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt				$ 294,819,248	0
Maturity date				Aug. 30, 2019
Stated rate				8.125%
Corporate Bonds Due On December 28, 2020 at 7.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt				$ 143,484,912	$ 152,962,917
Maturity date				Dec. 28, 2020	Dec. 28, 2020
Stated rate				7.50%	7.50%
Corporate bonds due on January 27, 2021 at 7.47% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt				$ 100,618,930	$ 0
Maturity date			Jan. 27, 2021	Jan. 27, 2021
Stated rate			7.47%	7.47%
Corporate bonds due on March 14, 2021 at 7.09% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt				$ 71,860,897	0
Maturity date		Mar. 14, 2021		Mar. 14, 2021
Stated rate		7.09%		7.09%
Corporate bonds due on August 15, 2019 at 7.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt				$ 215,084,667	0
Maturity date				Aug. 15, 2019
Stated rate				7.50%
Collateralized Loan due on April 3, 2016 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]			$ 0	38,453,246
Maturity date				Apr. 03, 2016
Stated rate				11.00%
Collateralized loan due on December 23, 2017 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]			$ 0	61,221,818
Maturity date				Dec. 23, 2017
Stated rate				11.00%
Collateralized loan due on July 9, 2017 at 9% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]			$ 0	54,484,415
Maturity date				Jul. 09, 2017
Stated rate				9.00%
Collateralized loan due on December 31, 2016 at 12.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]			$ 0	69,129,605
Maturity date				Dec. 31, 2016
Stated rate				12.50%
Collateralized loan due on June 30, 2017 at 12.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]			$ 0	3,079,956
Maturity date				Jun. 30, 2017
Stated rate				12.50%
Collateralized loan due on March 31, 2017 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]			$ 0	38,499,446
Maturity date				Mar. 31, 2017
Stated rate				11.00%
Collateralized loan due on November 20, 2016 at 12.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]			$ 0	46,199,335
Maturity date				Nov. 20, 2016
Stated rate				12.50%
Collateralized loan due on June 30, 2017 at 11.8% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]			$ 0	17,709,745
Maturity date				Jun. 30, 2017
Stated rate				11.80%
Collateralized loan due on July 15, 2017 at 11.8% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]			$ 0	14,583,590
Maturity date				Jul. 15, 2017
Stated rate				11.80%
Collateralized loan due on June 25, 2017 at (8.5)% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]			$ 43,246,360	69,299,002
Maturity date				Jun. 25, 2017
Stated rate				8.00%
Collateralized loan due on September 17, 2017 at 9% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]			$ 0	10,779,844
Maturity date				Sep. 17, 2017
Stated rate				9.00%
Collateralized loan due on March 31, 2018 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt				$ 21,623,180	0
Maturity date				Mar. 31, 2018
Stated rate				11.00%
Collateralized loan due on November 6, 2018 at 8.2% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt				$ 23,064,725	0
Maturity date				Nov. 06, 2018
Stated rate				8.20%
Collateralized loan due on May 10, 2018 at 9.4% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt				$ 26,668,589	0
Maturity date				May 10, 2018
Stated rate				9.40%
Collateralized loan due on May 30, 2018 at 9.0% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[3]			$ 64,869,540	0
Maturity date				May 30, 2018
Stated rate				9.00%
Collateralized loan due on June 19, 2018 at 9.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt				$ 50,454,087	0
Maturity date				Jun. 19, 2018
Stated rate				9.50%
Collateralized loan due on July 31, 2021 at 8.0% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt				$ 46,129,451	0
Maturity date				Jul. 31, 2021
Stated rate				8.00%
Collateralized loan due on August 2, 2021 at 8.0% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt				$ 5,333,718	0
Maturity date				Aug. 02, 2021
Stated rate				8.00%
Collateralized loan due on November 23, 2024 at 6.9% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt				$ 43,246,360	0
Maturity date				Nov. 23, 2024
Stated rate				6.90%
Non-controlling Shareholder's Loan due on June 30, 2016 at 11.24% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]			$ 0	28,489,590
Maturity date				Jun. 30, 2016
Stated rate				11.24%
Non-controlling shareholder’s loan due on March 13, 2017 at 10.98% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[5]			$ 0	81,002,834
Maturity date				Mar. 13, 2017
Stated rate				10.98%
Non-controlling shareholder’s loan due on May 13, 2017 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[6]			$ 0	35,881,483
Maturity date				May 13, 2017
Stated rate				11.00%
Non-controlling shareholder’s loan due on February 28, 2018 at 10.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[7]			$ 20,614,098	0
Maturity date				Feb. 28, 2018
Stated rate				10.50%
Non-controlling shareholder’s loan due on February 28, 2018 at 8.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[7]			$ 103,719,187	0
Maturity date				Feb. 28, 2018
Stated rate				8.50%
Fortress Credit Co. LLC loan due on June 9, 2017 at 7.25% plus LIBOR [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]			$ 48,457,937	96,306,200
Maturity date				Jun. 09, 2017
Stated rate				7.25%
Restricted cash				$ 24,610,419	29,918,940
Loan facility, maximum borrowing amount				165,000,000
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[9]			$ 10,000,000	10,000,000
Maturity date				Jan. 23, 2020
Stated rate				5.95%
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[9]			$ 5,000,000	5,000,000
Maturity date				Apr. 30, 2020
Stated rate				5.95%
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[9]			$ 5,000,000	5,000,000
Maturity date				Jun. 25, 2020
Stated rate				5.95%
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[9]			$ 5,000,000	5,000,000
Maturity date				Aug. 04, 2020
Stated rate				5.95%
Kent EB-5 LLC loan due on August 20, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[9]			$ 5,000,000	5,000,000
Maturity date				Aug. 20, 2020
Stated rate				5.95%
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[9]			$ 10,000,000	10,000,000
Maturity date				Oct. 01, 2020
Stated rate				5.95%
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[9]			$ 10,000,000	10,000,000
Maturity date				Nov. 23, 2020
Stated rate				5.95%
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[9]			$ 9,500,000	0
Maturity date				Mar. 15, 2021
Stated rate				5.95%
Kent EB-5 LLC loan due on September 12, 2021 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[9]			$ 500,000	0
Maturity date				Sep. 12, 2021
Stated rate				5.95%
Ozarks loan due on July 13, 2017 at 4.50% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[10]			$ 26,636,117	$ 0
Maturity date				Jul. 13, 2017
Stated rate				4.50%

[1]	These loans were paid in full during 2016.
[2]	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s 100% equity interest of Shandong Renju. This other long term debt was partially paid down in 2016.
[3]	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s 100% equity interest of Changsha Wanzhuo.
[4]	Pursuant to the agreements with Shenzhen Ping’an Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which was the non-controlling shareholder of Jinan Wanzhuo, this other long-term debt was secured by the Group’s 95% equity interest in Jinan Wanzhuo and the Group’s land use rights. This other long-term debt was paid in full in 2016.
[5]	Pursuant to the agreements with Shenzhen Ping’an Dahua Huitong Wealth Management Co., Ltd. entered into on March 10, 2015, which was the non-controlling shareholder of Zhengzhou Shengdao, this other long-term debt was secured by the Group’s 80% equity interest in Zhengzhou Shengdao and the Group’s land use rights. This other long-term debt was paid in full in 2016.
[6]	Pursuant to the agreements with Wanxiang Trustee Co., Ltd. entered into on May 9, 2015, which was the non-controlling shareholder of Henan Quansheng, this other debt was secured by the Group’s 90% equity interest in Henan Quansheng and the Group’s land use rights and Group’s real estate properties under development. This other long-term debt was paid in full in 2016.
[7]	Pursuant to the agreements with Ping An Trust Co., Ltd., which is the non-controlling shareholder of Ruihao Rongtong, this other long-term debt is secured by the Group’s 65% equity interest in Ruihao Rongtong and the Group’s land use rights with net book value of US$76,002,595 (December 31, 2015: nil).
[8]	Pursuant to the agreements with Fortress Credit Co. LLC entered into on June 9, 2014, this other long-term debt amounting to US$165 million in total with US$48.5 million utilized, is denominated in US$ and is secured by restricted cash of US$24,610,419 (December 31, 2015: US$29,918,940). This other long term debt was partially paid down in 2016.
[9]	Pursuant to the agreements with Kent EB-5 LLC , this other long-term debt amounting to US$60 million in total, is denominated in US$ with maturity dates that vary from January 23, 2020 to September 12, 2021.
[10]	Pursuant to the agreements with Bank of Ozarks ("Ozarks"), Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks.